PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table presents the change to the components of the partnership’s hospitality assets from the beginning of the year:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Cost:
Balance, beginning of year	$5,451	$5,417
Acquisitions through business combinations(1)	1,748	281
Additions	490	271
Disposals	(21)	(34)
Foreign currency translation	(207)	262
Reclassification to assets held for sale(2)	—	(746)
	7,461	5,451
Accumulated fair value changes:
Balance, beginning of year	756	659
Revaluation gains, net	293	55
Reclassification to assets held for sale(2)	—	42
	1,049	756
Accumulated depreciation:
Balance, beginning of year	(750)	(719)
Depreciation	(291)	(267)
Disposals	18	22
Foreign currency translation	19	(8)
Reclassification to assets held for sale(2)	—	222
	(1,004)	(750)
Total property, plant and equipment	$7,506	$5,457

(1)	In the first quarter of 2018, the partnership acquired the Extended-Stay Hotel portfolio. See Note 5, Business Acquisitions and Combinations, for more information.

(2)	In the fourth quarter of 2017, the Hard Rock Hotel and Casino was reclassified to assets held for sale, and was sold to a third party in the first quarter of 2018.

The following table presents the useful lives of each hospitality asset by class:

Hospitality assets by class	Useful life (in years)
Building and building improvements	5 to 50+
Land improvements	13 to 15
Furniture, fixtures and equipment	2 to 15